Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Investment carrying amount	$ 573,284	$ 553,905
Unfunded capital and other commitments	517,897	500,180
Variable Interest Entity Not Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	4,484	5,378
Unfunded capital and other commitments	1,890	2,334
Maximum exposure to loss	$ 9,899	$ 11,219